Notes Payable, net - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 2,074
2020	1,933
2021	1,939
2022	10,006
2023	297
Thereafter	1,096
Total	$ 17,345